Right-of-Use Assets and Lease Liabilities - Schedule of Maturity of Lease Liability (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Year ended December 31, 2020	$ 354,561	$ 344,229
Year ended December 31, 2021	271,854	354,561
Year ended December 31, 2022		271,854
Total	714,396	970,644
Less: Imputed interest	(74,277)	(114,011)
Present value of our lease liability	$ 640,119	$ 856,633